Research and Development expenses	12 Months Ended
Dec. 31, 2012
Research and Development Expenses [Abstract]
Research and Development Expenses [Text Block]

5. Research and Development expenses

Total research and development expenditures can be disaggregated in the following significant type of expenses ($USD in millions):

	2010	2011	2012
Research and Development Expenses	37.2	33.7	32.7
R&D Tax Credit	(7.6)	(6.0)	(6.5)
Grants	(0.9)	(1.7)	(0.1)
Total	28.7	25.1	26.1

As of December 31, 2012 the Company recognized to the income statement unconditional grants for a total of $103,000.